4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans And Allowance For Loan Losses Details Narrative
Recorded Investment in Impaired Loans	$ 3,221	$ 3,891
Total TDRs	1,338	2,803
Interest income recognized on performing TDRs	$ 71	$ 161